Share-Based Payments (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2023
Share-Based Payments [Line Items]
Percentage of Shares Delivered	2.00%
Bottom of Range [Member]
Share-Based Payments [Line Items]
Carried out years		4 years
Top of Range [Member]
Share-Based Payments [Line Items]
Carried out years		5 years